GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2024
GUARANTEE LIABILITIES
GUARANTEE LIABILITIES

11.   GUARANTEE LIABILITIES

The movement of guarantee liabilities during 2023 and 2024 is as follows:

Guarantee liabilities-stand ready

	December 31,	December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	9,485	8,802
Provision at the inception of new loans	50,182	1,027,383
Released into revenue	(50,865)	(429,299)
Balance at end of year	8,802	606,886

Guarantee liabilities-contingent

	December 31,	December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	42,281	28,351
Provision for contingent liabilities	27,035	869,280
Net payout (i)	(40,965)	(318,834)
Balance at end of year	28,351	578,797

(i): Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

As of December 31, 2023 and 2024, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB166.7 million and RMB6,828.3 million, respectively.